UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 11, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2011.

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  February 11, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       125,590 (x 1,000)



List of Other Included Managers:








FORM 13F INFORMATION TABLE
Report date: 9/30/10
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)  PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- 	--- ---- ------- ------------ -------- -------- -------

 ADC Telecommunications Inc      CS     000886309  12,177     962,615	SH       SOLE		        962,615
 Enterprise GP Holdings LP       CS     293716106  25,091     427,300	SH       SOLE		        427,300
 Netezza Corp		         CS     64111N101   9,053     335,900	SH       SOLE		        335,900
 Pactiv Corp		         CS     695257105  38,670   1,172,523	SH       SOLE		      1,172,523
 Psychiatric Solutions Inc       CS     74439H108  40,599   1,210,112	SH       SOLE		      1,210,112
     						  125,590






